Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
January 31, 2022
AFR-NPRT1-0422
1.813066.117
Bank Loan Obligations - 90.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 1.1%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (b)(c)(d)	14,101	13,969
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (b)(c)(d)	4,345	4,336
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.36% 6/19/26 (b)(c)(d)	2,623	2,580
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 5/30/25 (b)(c)(d)	19,002	18,801
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 12/9/25 (b)(c)(d)	26,184	25,895
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 8/22/24 (b)(c)(d)	41,345	40,962
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (b)(c)(d)	21,858	21,345
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (b)(c)(d)	5,665	5,560
TOTAL AEROSPACE		133,448
Air Transportation - 1.4%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (b)(c)(d)	25,085	26,001
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (b)(c)(d)	22,500	22,547
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/8/26 (b)(c)(d)	10,504	10,267
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7238% 4/4/26 (b)(c)(d)	5,648	5,520
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (b)(c)(d)	27,230	28,714
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (b)(c)(d)	20,000	21,103
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (b)(c)(d)	41,253	41,236
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (b)(c)(d)	17,418	16,982
TOTAL AIR TRANSPORTATION		172,370
Automotive & Auto Parts - 1.5%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.605% 4/8/28 (b)(c)(d)	5,686	5,683
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	23,628	23,473
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 4/30/26 (b)(c)(d)	10,905	10,842
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (b)(c)(d)	42,057	41,712
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (b)(c)(d)(e)	13,180	13,131
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (b)(c)(d)	14,043	13,995
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (b)(c)(d)	17,774	16,657
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 12/17/28 (b)(c)(d)	16,080	16,086
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 1/24/29 (b)(c)(d)	11,960	11,870
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 7.25% 7/28/29 (b)(c)(d)	6,095	6,085
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 7/28/28 (b)(c)(d)	15,456	15,418
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (b)(c)(d)	19,778	19,715
TOTAL AUTOMOTIVE & AUTO PARTS		194,667
Banks & Thrifts - 0.6%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.605% 2/27/28 (b)(c)(d)	36,209	35,853
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (b)(c)(d)	12,790	12,820
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (b)(c)(d)	10,575	10,557
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 12/1/28 (b)(c)(d)	6,580	6,592
Walker & Dunlop, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.250% 2.75% 12/16/28 (b)(c)(d)	6,775	6,758
TOTAL BANKS & THRIFTS		72,580
Broadcasting - 1.9%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 10/21/28 (b)(c)(d)	14,698	14,649
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.355% 8/15/25 (b)(c)(d)	39,420	39,347
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (b)(c)(d)	59,055	23,942
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (b)(c)(d)	38,000	37,937
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6091% 11/17/24 (b)(c)(d)	10,461	10,311
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.1019% 12/1/28 (b)(c)(d)	8,590	8,566
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6019% 9/19/26 (b)(c)(d)	35,312	35,179
Sinclair Television Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (b)(c)(d)	5,301	5,149
3 month U.S. LIBOR + 3.000% 3.11% 4/1/28 (b)(c)(d)	2,985	2,940
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (b)(c)(d)	11,742	11,723
Univision Communications, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5/21/28 (c)(d)(f)	33,080	33,018
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (b)(c)(d)	16,245	16,211
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 3/15/24 (b)(c)(d)	4,528	4,522
TOTAL BROADCASTING		243,494
Building Materials - 1.7%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (b)(c)(d)	29,263	29,075
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 2.855% 12/18/28 (b)(c)(d)	12,810	12,794
3 month U.S. LIBOR + 2.500% 2.605% 10/1/26 (b)(c)(d)	16,280	16,235
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.355% 5/19/28 (b)(c)(d)	17,353	17,255
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.6079% 7/27/28 (b)(c)(d)	18,676	18,559
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (c)(d)(f)	8,021	8,008
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/14/28 (c)(d)(f)	1,659	1,657
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 2/28/27 (b)(c)(d)	17,877	17,691
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5% 12/14/28 (b)(c)(d)	8,120	8,123
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 10/15/28 (c)(d)(f)	9,130	9,116
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	37,468	37,410
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 6/4/28 (b)(c)(d)	11,555	11,548
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 5.25% 9/27/24 (b)(c)(d)	10,971	10,944
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (b)(c)(d)	11,516	11,477
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (b)(c)(d)	9,875	9,866
TOTAL BUILDING MATERIALS		219,758
Cable/Satellite TV - 2.3%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (b)(c)(d)	96,301	95,297
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3563% 1/31/28 (b)(c)(d)	36,425	35,929
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.1063% 10/15/29 (b)(c)(d)	4,745	4,720
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.6063% 4/15/27 (b)(c)(d)	22,418	22,165
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3563% 1/15/26 (b)(c)(d)	26,646	26,213
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (b)(c)(d)	49,779	49,811
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8563% 9/25/28 (b)(c)(d)	7,670	7,675
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3563% 7/17/25 (b)(c)(d)	23,000	22,633
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.6063% 1/31/28 (b)(c)(d)	21,915	21,708
TOTAL CABLE/SATELLITE TV		286,151
Capital Goods - 1.2%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (c)(d)(f)	18,495	18,376
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/14/28 (b)(c)(d)	5,237	5,224
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3519% 11/15/26 (b)(c)(d)	2,917	2,909
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6019% 11/15/25 (b)(c)(d)	8,889	8,842
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 5/18/24 (b)(c)(d)	8,719	8,699
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 1/24/29 (c)(d)(f)	37,725	37,662
Harsco Corp. Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 3/10/28 (b)(c)(d)	5,970	5,945
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.105% 9/20/26 (b)(c)(d)	3,653	3,655
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/12/28 (b)(c)(d)	7,940	7,897
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 5/12/28 (b)(c)(d)	13,668	13,634
Standard Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/22/28 (b)(c)(d)	22,319	22,322
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (b)(c)(d)(e)	3,865	3,711
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/31/27 (b)(c)(d)	9,542	9,542
TOTAL CAPITAL GOODS		148,418
Chemicals - 2.8%
Alpha 3 BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3% 3/18/28 (b)(c)(d)	5,970	5,956
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (b)(c)(d)	13,137	13,111
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.5% 9/22/29 (b)(c)(d)	3,385	3,351
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (c)(d)(g)	1,918	1,914
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (b)(c)(d)	2,135	2,139
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 11/24/27 (b)(c)(d)	14,689	14,689
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (b)(c)(d)	3,507	3,502
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (b)(c)(d)	2,453	2,450
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (b)(c)(d)	10,811	10,790
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 5/7/25 (b)(c)(d)(e)	11,721	11,516
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (b)(c)(d)	10,899	10,681
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 1/31/26 (b)(c)(d)	13,196	13,173
GEON Performance Solutions LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 8/18/28 (b)(c)(d)	4,095	4,122
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 6/24/28 (b)(c)(d)	15,097	15,125
Herens U.S. Holdco Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 7/2/28 (c)(d)(f)	4,135	4,125
3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (b)(c)(d)	9,517	9,507
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.72% 7/1/26 (b)(c)(d)	7,122	7,122
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/29/27 (b)(c)(d)	8,779	8,691
INEOS U.S. Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 11/4/28 (c)(d)(f)	13,495	13,419
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (b)(c)(d)	27,264	27,187
Kraton Polymers U.S. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 11/18/28 (c)(d)(f)	16,945	16,987
LSF11 Skyscraper HoldCo SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/30/27 (b)(c)(d)	11,712	11,690
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26 (b)(c)(d)(e)	13,335	13,002
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 3/1/26 (b)(c)(d)	11,773	11,682
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/9/28 (b)(c)(d)	17,100	17,068
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.375% 10/11/24 (b)(c)(d)	17,190	17,134
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 10/1/25 (b)(c)(d)	37,366	37,095
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (b)(c)(d)	11,211	11,085
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.605% 5/3/28 (b)(c)(d)	15,084	14,986
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/4/28 (b)(c)(d)	5,335	5,315
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/22/28 (b)(c)(d)	17,715	17,715
TOTAL CHEMICALS		356,329
Conglomerates - 0.0%
TGP Holdings III LLC Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28 (c)(d)(g)	1,220	1,215
Consumer Products - 2.5%
19Th Holdings Delaware, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 1/27/29 (c)(d)(f)	27,380	27,277
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.105% 6/11/26 (b)(c)(d)	9,781	9,727
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/12/26 (b)(c)(d)	14,994	14,928
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 5/23/27 (b)(c)(d)	12,577	12,435
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (b)(c)(d)	21,324	21,311
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/17/28 (b)(c)(d)	16,663	16,645
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 9/29/28 (b)(c)(d)	16,880	16,821
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (b)(c)(d)	8,910	8,879
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/6/28 (b)(c)(d)	1,554	1,548
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8543% 12/21/25 (b)(c)(d)	18,711	18,467
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (b)(c)(d)	28,454	27,530
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 9/24/28 (b)(c)(d)	24,673	24,624
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (b)(c)(d)	36,623	36,074
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/4/28 (b)(c)(d)	14,888	14,865
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1063% 6/15/25 (b)(c)(d)	15,820	9,448
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (b)(c)(d)	11,210	11,014
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (b)(c)(d)	10,105	10,092
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (b)(c)(d)	9,252	9,213
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.5% 5/3/28 (b)(c)(d)	11,644	11,641
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (b)(c)(d)	8,143	8,133
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (b)(c)(d)	2,135	2,146
TOTAL CONSUMER PRODUCTS		312,818
Containers - 2.4%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (b)(c)(d)	24,676	24,503
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 3/11/28 (b)(c)(d)	10,973	10,966
3 month U.S. LIBOR + 3.250% 3.75% 3/11/28 (b)(c)(d)	21,339	21,219
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8541% 7/1/26 (b)(c)(d)	32,835	32,431
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3543% 4/3/24 (b)(c)(d)	4,940	4,890
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.855% 12/21/26 (b)(c)(d)	5,895	5,902
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (b)(c)(d)	11,930	11,939
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2144% 6/29/25 (b)(c)(d)	36,017	35,804
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (b)(c)(d)	30,581	30,516
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (b)(c)(d)	18,717	18,647
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/9/26 (b)(c)(d)	8,957	8,901
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (b)(c)(d)	11,500	11,434
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (b)(c)(d)	1,995	1,985
3 month U.S. LIBOR + 4.000% 4.105% 7/31/26 (b)(c)(d)	9,800	9,776
Printpack Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/26/23 (b)(c)(d)	1,294	1,288
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/18/25 (b)(c)(d)	4,995	4,996
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 1/30/27 (b)(c)(d)	18,703	18,552
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 9/24/28 (b)(c)(d)	10,688	10,658
3 month U.S. LIBOR + 3.250% 3.355% 2/5/26 (b)(c)(d)	17,820	17,683
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2686% 8/12/28 (b)(c)(d)	14,310	14,321
Trident Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 9/17/28 (b)(c)(d)	6,989	6,994
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.2012% 9/15/28 (b)(c)(d)(g)	993	993
TOTAL CONTAINERS		304,398
Diversified Financial Services - 2.3%
ACNR Holdings, Inc. term loan 17% 9/16/25 (b)(d)(e)	13,211	13,541
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (b)(c)(d)	14,778	14,721
Armor Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 12/10/28 (b)(c)(d)	10,560	10,560
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (b)(c)(d)	775	771
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/1/25 (b)(c)(d)	15,705	14,517
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (b)(c)(d)	6,156	5,839
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (b)(c)(d)	6,753	6,740
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 1/27/27 (b)(c)(d)	6,628	6,579
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 7/12/28 (b)(c)(d)	6,859	6,787
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.605% 6/27/25 (b)(c)(d)	2,463	2,451
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 4/30/28 (b)(c)(d)	17,843	17,683
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9% 8/9/25 (b)(c)(d)	19,531	19,093
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (b)(c)(d)	11,500	11,446
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/30/28 (b)(c)(d)	2,661	2,648
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 7/3/24 (b)(c)(d)	7,595	7,543
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (b)(c)(d)	8,801	8,788
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4884% 3/1/25 (b)(c)(d)	18,511	18,413
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (b)(c)(d)	6,299	6,282
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.6875% 9/1/27 (b)(c)(d)(e)	5,685	5,657
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (b)(c)(d)	9,635	9,629
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 11/8/26 (c)(d)(f)	5,500	5,478
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (b)(c)(d)	6,903	6,739
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (b)(c)(d)	5,501	5,468
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 2/11/27 (b)(c)(d)	29,405	29,339
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 11/16/26 (b)(c)(d)	23,444	23,184
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/18/28 (b)(c)(d)	17,419	17,339
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (b)(c)(d)	10,092	10,003
TOTAL DIVERSIFIED FINANCIAL SERVICES		287,238
Diversified Media - 1.1%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (b)(c)(d)	26,740	26,896
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7238% 2/10/27 (b)(c)(d)	41,070	40,916
Mediaocean LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/15/28 (b)(c)(d)	6,680	6,682
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.605% 12/17/26 (b)(c)(d)	62,014	61,532
TOTAL DIVERSIFIED MEDIA		136,026
Energy - 3.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (b)(c)(d)	14,996	14,987
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (b)(c)(d)	28,105	27,894
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8543% 11/3/25 (b)(c)(d)	19,620	19,600
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (b)(c)(d)	19,483	19,483
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1091% 5/21/25 (b)(c)(d)	2,334	2,297
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (b)(c)(d)(e)	7,443	7,424
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (b)(c)(d)	5,550	5,615
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (b)(c)(d)	11,994	11,844
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (b)(c)(d)	24,910	24,879
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (b)(c)(d)	74,221	74,087
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (b)(c)(d)	26,478	26,385
3 month U.S. LIBOR + 4.250% 4.75% 3/10/26 (b)(c)(d)	10,358	10,361
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (b)(c)(d)	4,812	4,795
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.18% 3/1/26 (b)(c)(d)	15,469	12,541
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/27/28 (b)(c)(d)(e)	17,286	17,113
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.5% 9/29/28 (b)(c)(d)	34,623	34,589
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.355% 7/18/25 (b)(c)(d)	25,479	24,778
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 3/25/28 (b)(c)(d)	14,572	14,541
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (b)(c)(d)	20,558	20,507
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (b)(c)(d)	11,754	11,666
RelaDyne, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 12/23/28 (c)(d)(f)	9,305	9,293
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.105% 1/23/27 (b)(c)(d)	2,709	2,712
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (b)(c)(d)	6,970	6,848
TOTAL ENERGY		404,239
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	16,875	16,880
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (b)(c)(d)	13,070	13,160
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7435% 1/23/25 (b)(c)(d)	1,509	1,479
TOTAL ENTERTAINMENT/FILM		31,519
Environmental - 0.7%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.105% 10/8/28 (b)(c)(d)	13,660	13,643
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (b)(c)(d)	15,559	15,550
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (b)(c)(d)	1,166	1,165
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/21/28 (b)(c)(d)	35,277	35,122
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.625% 8/15/25 (b)(c)(d)	4,189	4,158
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/17/28 (b)(c)(d)	14,535	14,523
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.625% 4/1/28 (b)(c)(d)	4,756	4,726
TOTAL ENVIRONMENTAL		88,887
Food & Drug Retail - 1.0%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 10/1/25 (b)(c)(d)	4,623	4,438
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 1/29/27 (b)(c)(d)	22,103	21,800
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 10/22/25 (b)(c)(d)	3,070	3,057
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 5/1/26 (b)(c)(d)	38,616	38,498
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (b)(c)(d)	22,091	20,158
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/13/28 (b)(c)(d)	19,424	19,279
Primary Products Finance LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 10/25/28 (b)(c)(d)(f)	21,055	21,160
TOTAL FOOD & DRUG RETAIL		128,390
Food/Beverage/Tobacco - 1.0%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8519% 10/1/26 (b)(c)(d)	2,240	2,083
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.855% 10/1/25 (b)(c)(d)	4,445	4,178
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (b)(c)(d)	6,220	6,216
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 1/20/29 (c)(d)(f)	26,175	26,128
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 1/20/30 (c)(d)(f)	8,175	8,216
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 1/20/29 (c)(d)(f)	1,510	1,507
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (b)(c)(d)	16,792	16,813
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (b)(c)(d)	4,170	4,155
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/31/28 (b)(c)(d)	40,387	40,047
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1043% 9/13/26 (b)(c)(d)	10,595	10,480
TOTAL FOOD/BEVERAGE/TOBACCO		119,823
Gaming - 4.5%
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (b)(c)(d)	4,112	4,124
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.004% 10/19/24 (b)(c)(d)	6,229	6,167
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (b)(c)(d)	44,425	44,363
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3537% 9/15/23 (b)(c)(d)	12,662	12,653
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 12/22/24 (b)(c)(d)	125,474	124,729
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.605% 7/20/25 (b)(c)(d)	35,550	35,506
Churchill Downs, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.11% 3/17/28 (b)(c)(d)	8,585	8,535
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 9/21/28 (b)(c)(d)	5,081	5,057
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (b)(c)(d)	43,541	43,419
Golden Nugget LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (b)(c)(d)	73,047	73,245
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/13/29 (b)(c)(d)	45,000	45,131
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 3/16/27 (b)(c)(d)	13,084	13,052
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (b)(c)(d)	12,409	12,448
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.605% 5/29/26 (b)(c)(d)	7,534	7,494
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (b)(c)(d)	10,965	10,946
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 3/11/28 (b)(c)(d)	18,153	18,083
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 8/14/24 (b)(c)(d)	20,893	20,824
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.4738% 7/16/26 (b)(c)(d)	40,464	40,335
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (b)(c)(d)	37,847	37,508
TOTAL GAMING		563,619
Healthcare - 6.4%
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (b)(c)(d)	10,489	10,499
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (b)(c)(d)	24,680	24,638
Confluent Health LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 11/30/28 (b)(c)(d)	10,860	10,814
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/30/28 (c)(d)(g)	2,335	2,326
Curia Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/30/26 (b)(c)(d)	8,652	8,641
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (b)(c)(d)	36,750	36,750
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8519% 8/1/27 (b)(c)(d)	46,646	45,888
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (b)(c)(d)	12,190	12,158
Embecta Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 1/27/29 (c)(d)(f)	12,445	12,437
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (b)(c)(d)	56,683	56,701
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (b)(c)(d)	3,007	3,002
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (b)(c)(d)	380	380
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.25% 3/15/28 (b)(c)(d)	26,865	26,657
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 1/6/29 (c)(d)(f)	13,460	13,494
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (b)(c)(d)	25,984	25,963
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (b)(c)(d)	38,497	38,492
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (b)(c)(d)	7,365	7,360
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.5% 10/19/27 (b)(c)(d)	14,829	14,810
MED ParentCo LP 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3543% 8/31/26 (b)(c)(d)	10,562	10,541
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 9/30/28 (b)(c)(d)	84,675	84,291
National Mentor Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (b)(c)(d)	13,540	13,386
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (b)(c)(d)	225	222
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 1.500% 3.75% 3/2/28 (b)(c)(d)(g)	369	365
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (b)(c)(d)	48,208	48,124
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1019% 6/30/25 (b)(c)(d)	238	238
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/30/27 (b)(c)(d)	21,403	21,381
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.855% 3/31/27 (b)(c)(d)	30,289	30,219
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (b)(c)(d)	51,795	51,771
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (b)(c)(d)	13,443	13,406
Project Ruby Ultimate Parent Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 3/10/28 (b)(c)(d)	9,166	9,136
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3565% 7/9/25 (b)(c)(d)	16,200	15,991
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (b)(c)(d)	6,443	6,427
Sharp Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 12/13/28 (b)(c)(d)	9,295	9,283
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (b)(c)(d)	2,978	2,972
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8% 10/1/29 (b)(c)(d)	2,820	2,813
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (b)(c)(d)	20,563	20,506
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.75% 12/15/27 (b)(c)(d)	15,032	15,010
U.S. Renal Care, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 5.500% 6.5% 6/26/26 (b)(c)(d)	6,369	6,317
3 month U.S. LIBOR + 5.000% 5.1043% 6/13/26 (b)(c)(d)	44,850	44,226
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.355% 11/20/26 (b)(c)(d)	8,048	8,043
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8543% 11/27/25 (b)(c)(d)	19,973	19,932
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1043% 6/1/25 (b)(c)(d)	15,647	15,517
TOTAL HEALTHCARE		801,127
Homebuilders/Real Estate - 0.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 8/21/25 (b)(c)(d)	41,819	41,647
Fluidra Finco SL Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/21/29 (c)(d)(f)	19,780	19,739
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8548% 6/28/23 (b)(c)(d)	8,524	8,503
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (b)(c)(d)	4,975	5,274
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	16,448	14,006
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (b)(c)(d)	928	790
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (b)(c)(d)	19,099	19,044
TOTAL HOMEBUILDERS/REAL ESTATE		109,003
Hotels - 2.2%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (b)(c)(d)	4,286	4,256
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.855% 2/1/26 (b)(c)(d)	4,213	4,109
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (b)(c)(d)	12,748	12,764
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (b)(c)(d)	10,963	10,985
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (b)(c)(d)	21,395	21,181
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (b)(c)(d)	33,554	33,182
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.105% 11/30/23 (b)(c)(d)	31,029	30,913
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (b)(c)(d)	49,733	49,619
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8577% 6/21/26 (b)(c)(d)	21,135	20,939
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 8/31/25 (b)(c)(d)	27,581	27,145
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9% 6/23/26 (b)(c)(d)	7,915	8,278
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.75% 2/28/25 (b)(c)(d)	17,783	18,231
3 month U.S. LIBOR + 6.750% 6.9738% 5/30/26 (b)(c)(d)	23,239	19,128
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.855% 5/30/25 (b)(c)(d)	15,403	15,254
TOTAL HOTELS		275,984
Insurance - 4.7%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (b)(c)(d)	10,055	10,051
3 month U.S. LIBOR + 3.500% 3.7238% 2/13/27 (b)(c)(d)	53,079	52,371
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 2/15/27 (b)(c)(d)	11,970	11,925
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/10/25 (b)(c)(d)	21,467	21,257
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/9/25 (b)(c)(d)	2,438	2,415
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (b)(c)(d)	35,006	34,941
AmeriLife Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1043% 3/18/27 (b)(c)(d)	13,066	13,030
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (b)(c)(d)	2,790	2,790
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (b)(c)(d)	24,410	24,207
AssuredPartners, Inc.:
1 LN, term loan 3 month U.S. LIBOR + 3.500% 2/13/27 (c)(d)(f)	12,340	12,309
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (b)(c)(d)	751	750
3 month U.S. LIBOR + 3.500% 3.605% 2/13/27 (b)(c)(d)	18,361	18,226
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.23% 11/3/23 (b)(c)(d)	24,581	24,508
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 11/3/24 (b)(c)(d)	18,800	18,696
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.355% 1/31/28 (b)(c)(d)	49,453	49,494
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.355% 1/20/29 (b)(c)(d)	54,750	54,784
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 12/23/26 (b)(c)(d)	33,490	33,239
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 7/31/27 (b)(c)(d)	33,291	33,058
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (b)(c)(d)	54,717	54,589
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.017% 4/25/25 (b)(c)(d)	63,552	62,804
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4738% 12/2/26 (b)(c)(d)	6,207	6,174
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2238% 5/16/24 (b)(c)(d)	43,564	43,292
TOTAL INSURANCE		584,910
Leisure - 2.9%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (b)(c)(d)	19,513	19,464
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/24/28 (b)(c)(d)	7,435	7,440
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (b)(c)(d)	51,315	51,058
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (b)(c)(d)	2,550	2,700
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (b)(c)(d)	26,437	20,005
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (b)(c)(d)	1,470	1,089
15.25% 5/23/24 (d)	4,066	4,792
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (b)(c)(d)	60,678	60,400
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (b)(c)(d)	7,325	6,498
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (b)(c)(d)	29,455	27,953
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (b)(c)(d)	18,538	18,383
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (b)(c)(d)	11,358	11,311
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/18/28 (b)(c)(d)	6,688	6,688
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (b)(c)(d)	27,965	27,406
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 5/12/28 (b)(c)(d)	15,835	15,806
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (b)(c)(d)	19,327	19,299
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.855% 7/6/24 (b)(c)(d)	11,435	11,415
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.605% 12/21/25 (b)(c)(d)	15,925	15,334
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 12/30/26 (b)(c)(d)	35,166	34,164
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7238% 12/30/27 (b)(c)(d)	3,500	3,369
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (b)(c)(d)(e)	3,595	3,586
TOTAL LEISURE		368,160
Paper - 0.3%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (b)(c)(d)	11,037	11,023
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 3/1/28 (b)(c)(d)	15,139	15,006
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (b)(c)(d)	7,002	7,002
TOTAL PAPER		33,031
Publishing/Printing - 0.7%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (b)(c)(d)	19,552	19,596
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 8.75% 6/16/26 (b)(c)(d)	16,027	14,572
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (b)(c)(d)	1,935	1,782
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (b)(c)(d)	6,231	6,143
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (b)(c)(d)	8,944	8,936
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/24/29 (c)(d)(f)	14,855	14,799
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.113% 8/29/25 (b)(c)(d)	3,890	3,882
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 7/2/29 (b)(c)(d)	2,290	2,267
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (b)(c)(d)	9,160	9,160
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (b)(c)(d)	8,821	8,810
TOTAL PUBLISHING/PRINTING		89,947
Railroad - 0.8%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (b)(c)(d)	15,805	15,796
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (b)(c)(d)	9,705	9,685
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (b)(c)(d)(e)	8,145	8,104
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	14,159	14,074
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (b)(c)(d)	5,226	5,195
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2238% 12/30/26 (b)(c)(d)	20,491	20,372
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/22/28 (b)(c)(d)	25,340	25,354
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.75% 7/22/29 (b)(c)(d)	4,920	4,920
TOTAL RAILROAD		103,500
Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 11/19/26 (b)(c)(d)	11,610	11,430
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/22/28 (b)(c)(d)	11,085	11,085
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8563% 3/15/28 (b)(c)(d)	13,896	13,859
Pacific Bells LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 10/20/28 (b)(c)(d)	8,125	8,130
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 10/12/28 (c)(d)(g)	85	85
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.355% 3/1/26 (b)(c)(d)	11,333	11,248
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (b)(c)(d)	55,335	55,162
TOTAL RESTAURANTS		110,999
Services - 7.8%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/27/24 (b)(c)(d)	14,401	14,367
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.5% 12/20/29 (b)(c)(d)	8,655	8,742
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (c)(d)(f)	4,909	4,893
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (c)(d)(f)	31,293	31,195
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (c)(d)(f)	4,909	4,893
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (b)(c)(d)	24,345	24,330
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 9/7/28 (b)(c)(d)	9,560	9,560
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 11/16/28 (c)(d)(f)	6,575	6,575
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 7/21/28 (c)(d)(f)	16,750	16,734
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (b)(c)(d)	40,159	40,032
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0008% 7/9/28 (b)(c)(d)	21,328	21,275
Aramark Services, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.605% 4/6/28 (b)(c)(d)	22,241	22,130
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 3/11/25 (b)(c)(d)	875	862
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 1/15/27 (b)(c)(d)	4,663	4,594
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (b)(c)(d)	14,580	14,648
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (b)(c)(d)	35,035	34,991
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (b)(c)(d)	54,111	52,972
Bright Horizons Family Solutions Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/19/28 (b)(c)(d)	11,760	11,679
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 12/30/28 (b)(c)(d)	8,935	8,924
3 month U.S. LIBOR + 3.500% 3.605% 2/7/26 (b)(c)(d)	32,758	32,680
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/30/28 (b)(c)(d)	9,830	9,833
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4738% 5/13/27 (b)(c)(d)	879	877
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (b)(c)(d)	4,246	4,227
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (b)(c)(d)	39,641	39,393
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (b)(c)(d)	15,020	14,967
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/19/28 (b)(c)(d)	31,596	31,537
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.049% 8/1/26 (b)(c)(d)	11,878	11,876
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.605% 10/21/28 (b)(c)(d)	14,593	14,563
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 3/29/25 (b)(c)(d)	10,531	10,485
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (b)(c)(d)	20,435	20,427
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (b)(c)(d)	42,393	42,230
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (b)(c)(d)	17,862	17,803
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 4.9532% 11/22/23 (b)(c)(d)(e)	1,749	1,740
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6% 6/25/28 (b)(c)(d)	7,187	7,174
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (b)(c)(d)	12,605	12,632
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (b)(c)(d)	13,489	13,480
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.855% 3/5/28 (b)(c)(d)	8,615	8,617
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.9738% 3/26/28 (b)(c)(d)	33,546	33,546
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7% 4/21/27 (b)(c)(d)	6,956	6,833
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (b)(c)(d)	6,500	6,461
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (b)(c)(d)	32,534	32,067
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (b)(c)(d)	6,750	6,729
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.605% 1/23/27 (b)(c)(d)	17,311	17,311
3 month U.S. LIBOR + 4.750% 5.5% 1/31/27 (b)(c)(d)	3,846	3,839
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (b)(c)(d)	10,815	10,869
McKissock LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 6/23/28 (b)(c)(d)	10,457	10,411
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.105% 8/4/28 (b)(c)(d)	37,451	37,223
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.5% 3/6/25 (b)(c)(d)	11,941	11,678
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (b)(c)(d)	14,957	14,911
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	2,171	2,138
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (b)(c)(d)	3,461	3,409
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (b)(c)(d)	19,678	19,137
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/27/28 (b)(c)(d)	13,037	13,037
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (b)(c)(d)	12,977	12,998
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (b)(c)(d)	48,921	48,876
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/29/25 (b)(c)(d)	8,054	7,652
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (b)(c)(d)	5,410	5,053
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.605% 4/4/25 (b)(c)(d)	27,050	27,003
3 month U.S. LIBOR + 3.500% 3.605% 2/25/27 (b)(c)(d)	3,064	3,058
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 1/21/29 (b)(c)(d)	12,785	12,761
TOTAL SERVICES		974,937
Steel - 0.3%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5% 5/26/28 (b)(c)(d)	4,663	4,652
Hyperion Materials & Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5% 7/29/28 (b)(c)(d)	6,000	6,020
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1091% 1/24/27 (b)(c)(d)	12,717	12,586
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/1/28 (b)(c)(d)	11,497	11,370
TOTAL STEEL		34,628
Super Retail - 3.6%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 4.5% 11/6/27 (b)(c)(d)	14,834	14,840
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (b)(c)(d)	11,970	11,936
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (b)(c)(d)	271,896	271,609
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.113% 2/3/24 (b)(c)(d)	14,242	14,238
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (b)(c)(d)	15,553	15,194
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (b)(c)(d)	34,706	34,555
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (b)(c)(d)	12,288	12,206
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.605% 11/8/24 (b)(c)(d)	33,467	33,193
Rent-A-Center, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 2/17/28 (b)(c)(d)	11,958	11,908
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/20/28 (b)(c)(d)	29,745	29,634
TOTAL SUPER RETAIL		449,313
Technology - 16.2%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (b)(c)(d)	14,632	14,558
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (b)(c)(d)	6,070	6,067
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (b)(c)(d)	6,318	6,318
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 8/10/25 (b)(c)(d)	37,898	34,139
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.5% 9/19/24 (b)(c)(d)	8,980	8,963
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.355% 4/23/26 (b)(c)(d)	15,324	15,242
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (b)(c)(d)	25,353	25,167
athenahealth, Inc.:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.250% 4.3994% 2/11/26 (b)(c)(d)	46,195	46,161
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (c)(d)(f)	122,374	121,788
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (c)(d)(f)	20,741	20,642
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9738% 10/2/25 (b)(c)(d)	16,977	16,908
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (b)(c)(d)	32,944	32,872
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.105% 10/31/26 (b)(c)(d)	34,284	34,156
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.605% 4/30/25 (b)(c)(d)	27,659	27,273
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (b)(c)(d)	9,243	9,220
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (b)(c)(d)(e)	7,264	7,264
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 4/4/26 (b)(c)(d)	42,515	41,736
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (b)(c)(d)	25,900	25,831
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (b)(c)(d)	9,961	9,927
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.855% 11/29/24 (b)(c)(d)	9,767	9,757
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.105% 10/16/26 (b)(c)(d)	48,348	48,318
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.105% 2/19/29 (b)(c)(d)	18,043	18,124
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (b)(c)(d)	2,490	2,502
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (b)(c)(d)	10,906	10,908
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 8/23/25 (b)(c)(d)	3,446	3,438
ECL Entertainment LLC 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.25% 4/30/28 (b)(c)(d)	4,975	5,083
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6285% 7/25/26 (b)(c)(d)	27,954	27,793
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 7/25/26 (b)(c)(d)	5,177	5,180
EP Purchaser LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/28/28 (b)(c)(d)	8,020	8,021
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (b)(c)(d)	24,799	24,726
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (b)(c)(d)	16,510	16,468
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 12/10/28 (b)(c)(d)	7,625	7,596
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.105% 8/10/27 (b)(c)(d)	990	980
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8543% 2/15/24 (b)(c)(d)	18,130	17,999
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (b)(c)(d)	3,970	3,970
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 8/19/28 (b)(c)(d)	10,742	10,728
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (b)(c)(d)	1,098	1,104
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (b)(c)(d)	18,129	18,120
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.75% 7/1/28 (b)(c)(d)	58,500	58,339
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (c)(d)(f)	51,755	51,626
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (b)(c)(d)	9,925	9,902
Informatica LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 2.875% 10/29/28 (b)(c)(d)	6,530	6,497
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (b)(c)(d)	2,888	2,884
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8591% 9/29/24 (b)(c)(d)	30,822	30,787
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (b)(c)(d)	25,804	25,659
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.355% 2/23/29 (b)(c)(d)	2,125	2,134
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.605% 9/15/24 (b)(c)(d)	31,547	31,377
MKS Instruments, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 10/22/28 (c)(d)(f)	38,805	38,720
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 12/10/28 (b)(c)(d)	11,030	11,016
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (b)(c)(d)	2,225	2,192
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/5/25 (b)(c)(d)	9,338	9,284
NortonLifeLock, Inc. Tranche B 1LN, term loan NULL 0% 1/28/29 (b)(d)	93,425	92,958
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 7/30/28 (b)(c)(d)	8,927	8,937
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (c)(d)(f)	638	638
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (b)(c)(d)	24,018	24,031
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (b)(c)(d)	93,649	93,493
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (b)(c)(d)	38,828	38,797
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.605% 5/30/26 (b)(c)(d)	18,389	18,303
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/30/26 (b)(c)(d)	7,746	7,741
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/31/28 (b)(c)(d)	44,575	44,327
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (b)(c)(d)	33,558	33,208
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (b)(c)(d)	44,060	43,816
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (b)(c)(d)	15,785	15,754
Renaissance Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.355% 5/31/25 (b)(c)(d)	18,247	18,097
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.105% 5/31/26 (b)(c)(d)	6,250	6,252
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/13/27 (b)(c)(d)	59,540	59,232
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 6/21/24 (b)(c)(d)	51,617	50,940
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1093% 8/1/25 (b)(c)(d)	9,905	9,855
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/7/27 (b)(c)(d)	19,716	19,697
Sovos Compliance LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 4.8025% 8/11/28 (b)(c)(d)	10,233	10,273
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 8/11/28 (c)(d)(g)	1,767	1,774
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 4/16/25 (b)(c)(d)	11,835	11,687
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 4/16/25 (b)(c)(d)	9,607	9,487
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 4/16/25 (b)(c)(d)	33,042	32,667
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.855% 1/31/27 (b)(c)(d)	8,146	8,105
Sybil Software LLC. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2238% 3/22/28 (b)(c)(d)	7,734	7,716
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 8/31/28 (c)(d)(e)(f)	21,375	21,393
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 3.5% 8/31/28 (b)(c)(d)	3,885	3,890
3 month U.S. LIBOR + 3.250% 3.75% 10/31/26 (b)(c)(d)	22,309	22,346
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6019% 9/28/24 (b)(c)(d)	11,054	11,036
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.855% 5/4/26 (b)(c)(d)	27,759	27,702
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (b)(c)(d)	61,078	60,877
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (b)(c)(d)	28,250	28,450
UST Holdings Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/19/28 (b)(c)(d)	10,560	10,498
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.105% 8/27/25 (b)(c)(d)	15,923	15,907
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 1/7/29 (b)(c)(d)	17,525	17,485
Virgin Pulse, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 4/6/29 (b)(c)(d)	745	734
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (b)(c)(d)	11,912	11,766
VM Consolidated, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 3/26/28 (c)(d)(f)	10,390	10,360
3 month U.S. LIBOR + 3.250% 3.6041% 3/27/28 (b)(c)(d)	19,353	19,297
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 2/28/27 (b)(c)(d)	16,580	16,487
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (b)(c)(d)	8,489	8,489
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 4/1/28 (b)(c)(d)	7,077	7,028
Xperi Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 3.605% 6/8/28 (b)(c)(d)	13,330	13,310
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.6019% 9/30/26 (b)(c)(d)	14,589	14,479
3 month U.S. LIBOR + 3.500% 3.6019% 9/30/26 (b)(c)(d)	9,284	9,243
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (c)(d)(g)	2,659	2,639
TOTAL TECHNOLOGY		2,026,665
Telecommunications - 5.5%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9891% 1/31/26 (b)(c)(d)	24	24
3 month U.S. LIBOR + 2.750% 2.9913% 7/15/25 (b)(c)(d)	10,390	10,262
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 7/31/25 (b)(c)(d)	30,075	29,669
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.9266% 1/31/26 (b)(c)(d)	3,224	3,201
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1063% 8/14/26 (b)(c)(d)	31,566	31,421
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (b)(c)(d)	5,333	5,314
Cincinnati Bell, Inc. Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 11/23/28 (b)(c)(d)	11,160	11,154
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (b)(c)(d)	11,519	11,509
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (b)(c)(d)	4,998	4,981
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 4/27/27 (b)(c)(d)	5,998	6,031
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 5/1/28 (b)(c)(d)	36,749	36,648
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (b)(c)(d)	17,918	15,374
Intelsat Jackson Holdings SA:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 1/27/29 (c)(d)(f)	148,215	147,400
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (b)(c)(d)(g)	52,518	52,518
Iridium Satellite LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 11/4/26 (b)(c)(d)	8,272	8,247
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.855% 3/1/27 (b)(c)(d)	23,259	22,856
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.355% 3/15/27 (b)(c)(d)	36,859	36,228
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.863% 4/30/27 (b)(c)(d)	33,281	33,123
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (b)(c)(d)	65,731	65,573
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (b)(c)(d)	17,472	17,315
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (b)(c)(d)	33,729	32,840
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (b)(c)(d)	30,400	29,095
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (b)(c)(d)	18,538	18,565
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.105% 3/9/27 (b)(c)(d)	58,966	58,091
TOTAL TELECOMMUNICATIONS		687,439
Textiles/Apparel - 1.5%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/28/28 (b)(c)(d)	21,641	21,587
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (b)(c)(d)	30,380	31,026
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/7/27 (b)(c)(d)	1,886	1,886
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/27/29 (c)(d)(f)	81,185	80,637
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/18/28 (b)(c)(d)	18,435	18,412
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (b)(c)(d)	10,664	10,522
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (b)(c)(d)	3,935	3,928
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (b)(c)(d)	12,169	12,138
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (b)(c)(d)	8,658	8,626
TOTAL TEXTILES/APPAREL		188,762
Transportation Ex Air/Rail - 0.2%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (b)(c)(d)	2,965	2,980
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8519% 2/23/25 (b)(c)(d)	20,145	19,980
TOTAL TRANSPORTATION EX AIR/RAIL		22,960
Utilities - 1.7%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (b)(c)(d)	63,527	63,170
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (b)(c)(d)	3,910	3,903
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (b)(c)(d)	9,311	9,209
Limetree Bay Terminals LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	2,251	1,947
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (b)(c)(d)	14,413	12,466
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 1/3/29 (b)(c)(d)	13,685	13,674
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/17/28 (b)(c)(d)	14,539	14,448
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (b)(c)(d)	21,054	20,633
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.11% 1/21/28 (b)(c)(d)	16,389	16,336
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8519% 3/2/27 (b)(c)(d)	37,641	37,432
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8547% 12/31/25 (b)(c)(d)	24,870	24,592
TOTAL UTILITIES		217,810
TOTAL BANK LOAN OBLIGATIONS (Cost $11,334,002)		11,284,562

Nonconvertible Bonds - 3.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	22,000	22,715
8% 12/15/25 (h)	1,580	1,651
TOTAL AEROSPACE		24,366
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	4,290	4,392
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	2,870	2,978
TOTAL AIR TRANSPORTATION		7,370
Automotive & Auto Parts - 0.5%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (b)(c)(h)	64,700	65,347
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	4,550	4,800
9.5% 5/1/25 (h)	4,730	5,014
TOTAL BROADCASTING		9,814
Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (h)	660	638
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	145	136
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	11,245	11,157
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	5,835	5,882
TOTAL CONTAINERS		17,039
Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	3,960	3,990
New Fortress Energy, Inc. 6.75% 9/15/25 (h)	1,905	1,805
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	7,205	7,025
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	6,230	6,043
TOTAL ENERGY		18,863
Gaming - 0.5%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	37,830	36,867
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	5,940	6,170
Scientific Games Corp. 5% 10/15/25 (h)	5,000	5,104
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	7,363	7,345
VICI Properties, Inc.:
3.5% 2/15/25 (h)	1,205	1,200
4.25% 12/1/26 (h)	1,725	1,744
4.625% 12/1/29 (h)	985	1,014
TOTAL GAMING		59,444
Healthcare - 0.1%
Bausch Health Companies, Inc. 5.5% 11/1/25 (h)	5,590	5,634
Tenet Healthcare Corp. 4.625% 7/15/24	9,470	9,508
TOTAL HEALTHCARE		15,142
Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	3,554	3,674
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	1,050	1,106
10.875% 6/1/23 (h)	5,110	5,471
TOTAL LEISURE		6,577
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	3,430	3,250
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	660	682
CEC Entertainment LLC 6.75% 5/1/26 (h)	4,045	3,885
TOTAL RESTAURANTS		4,567
Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	7,630	7,501
Aramark Services, Inc. 6.375% 5/1/25 (h)	2,535	2,627
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	4,675	4,785
PowerTeam Services LLC 9.033% 12/4/25 (h)	18,825	19,249
Sotheby's 7.375% 10/15/27 (h)	275	286
TOTAL SERVICES		34,448
Super Retail - 0.0%
EG Global Finance PLC 6.75% 2/7/25 (h)	5,500	5,481
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	5,800	5,874
SSL Robotics LLC 9.75% 12/31/23 (h)	3,329	3,576
TOTAL TECHNOLOGY		9,450
Telecommunications - 0.8%
Altice Financing SA 5.75% 8/15/29 (h)	30,000	28,026
Altice France SA:
5.125% 1/15/29 (h)	5,060	4,706
5.125% 7/15/29 (h)	3,000	2,778
5.5% 1/15/28 (h)	8,480	8,089
Consolidated Communications, Inc. 5% 10/1/28 (h)	410	397
Frontier Communications Holdings LLC 5% 5/1/28 (h)	4,005	3,965
Intelsat Jackson Holdings SA:
6.5% 1/27/30 (e)(h)	22,343	22,343
8% 2/15/24 (h)	14,100	14,294
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	810	794
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	710	676
Windstream Escrow LLC 7.75% 8/15/28 (h)	18,810	18,969
TOTAL TELECOMMUNICATIONS		105,037
Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	12,290	12,811
Utilities - 0.1%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 7.75% 10/8/26 (b)(c)(e)	8,917	8,917
TOTAL NONCONVERTIBLE BONDS (Cost $411,296)		412,371

Common Stocks - 1.2%
	Shares	Value ($) (000s)
Broadcasting - 0.0%
ION Media Networks, Inc. (e)(i)	2,842	0
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	512,868	4,072
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	86,957	287
TOTAL CAPITAL GOODS		4,359
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)(i)	115,087	5,179
Energy - 1.0%
California Resources Corp.	929,119	39,599
California Resources Corp. warrants 10/27/24 (i)	48,025	720
Chesapeake Energy Corp.	628,618	42,853
Chesapeake Energy Corp. (j)	4,049	276
Denbury, Inc. (i)	391,783	29,439
EP Energy Corp. (e)(i)	80,740	7,183
TOTAL ENERGY		120,070
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	1,189,800	122
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	75,509	2,202
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	542,500	9,494
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	4,171	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (e)(i)	292,649	293
Utilities - 0.1%
TexGen Power LLC (e)(i)	524,336	12,736
TOTAL COMMON STOCKS (Cost $96,786)		154,455

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($) (000s)
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i) (Cost $8,235)	65,882	17,459

Preferred Securities - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (b)(c)(k)	3,380	3,378
3 month U.S. LIBOR + 3.470% 3.769% (b)(c)(k)	3,365	3,382
TOTAL PREFERRED SECURITIES (Cost $6,146)		6,760

Fixed-Income Funds - 0.1%
	Shares	Value ($) (000s)
Fidelity Direct Lending Fund, LP (e)(j)(l) (Cost $13,922)	1,392,158	13,922

Money Market Funds - 14.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.08% (m) (Cost $1,842,956)	1,842,612,090	1,842,981

TOTAL INVESTMENT IN SECURITIES - 109.5% (Cost $13,713,343)	13,732,510
NET OTHER ASSETS (LIABILITIES) - (9.5)%	(1,195,334)
NET ASSETS - 100.0%	12,537,176

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $18,981,000 and $18,961,000, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $393,946,000 or 3.1% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,198,000 or 0.1% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)	Affiliated Fund
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Chesapeake Energy Corp.	2/10/21	38
Fidelity Direct Lending Fund, LP	12/09/21 - 1/31/22	13,921

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	1,222,413	1,199,782	579,214	262	-	-	1,842,981	3.2%
Total	1,222,413	1,199,782	579,214	262	-	-	1,842,981

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Direct Lending Fund, LP	-	13,922	-	37	-	-	13,922
	-	13,922	-	37	-	-	13,922

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.